SHARE INCENTIVE PLAN	12 Months Ended
Dec. 31, 2023
SHARE INCENTIVE PLAN
SHARE INCENTIVE PLAN
19.	SHARE INCENTIVE PLAN

Adlai Hangzhou Scheme

Adlai Hangzhou, a subsidiary of the Company, was once listed on the National Equities Exchange and Quotations (“NEEQ”) (stock code 870946) and adopted a share incentive scheme (the “Adlai Hangzhou Scheme”) for the primary purpose of providing incentives to eligible management and employees who render services to Adlai Hangzhou. On June 15, 2017, awards up to 1,220,000 shares were granted to management and employees at the exercise price of RMB7 per share. Awards granted under the Adlai Hangzhou Scheme shall have a contractual term of five years and generally vest over a four year period, with 25% of total awards vesting on the anniversary date one year after the vesting commencement date and the remaining 75% vesting subsequently in three equal annual instalments.

The fair value of the awards granted to management and employees were $ 0.083 per share and $ 0.0765 per share, respectively, using the binomial option-pricing model on the grant date. The variables and assumptions used in computing the fair value of the awards are based on the directors’ best estimate. Changes in variables and assumptions may result in changes in the fair value of the awards.

The Group recognized $81 of share-based payment expenses prior to 2021, and nil and nil share-based payment expenses for the years ended December 31, 2022 and 2023, respectively, in relation to the awards granted under the Adlai Hangzhou Scheme.

Adlai Share Incentive Plan

On June 8, 2020, the Company’s Board of Directors approved a share incentive scheme (the “Share Incentive Plan”) in order to provide additional incentives to employees and to promote the success of the Group’s business. Unless otherwise cancelled or amended, the Share Incentive Plan will remain in force for 10 years. Under the Share Incentive Plan, the maximum aggregate number of shares shall not exceed 4,000,000 ordinary shares, as appropriately adjusted for subsequent stock splits, stock dividends and the like. On May 28, 2021, the Company’s Board of Directors approved to further reserve 11,000,000 ordinary shares of the Company for the Share Incentive Plan for a total of 15,000,000 ordinary shares approved for the Share Incentive Plan. The exercise price of share options is determinable by the directors, but shall not be less than 100% of the fair market value on the grant date. Share options do not confer rights on the holders to dividends or to vote at shareholders’ meetings. The awards may be granted but not be exercised prior to the last day of the six-month period following the listing date of the Company.

19.	SHARE INCENTIVE PLAN (continued)

On July 5, 2021, the Company issued 6,000,000 and 9,000,000 ordinary shares reserved under the Share Inventive Plan to Nortye International Limited and Nortye Talent Limited, respectively, which are holding vehicles of two trusts established by the Company in order to facilitate the administration of the Share Incentive Plan. The sole purpose of the two trusts is to facilitate the issuance of ordinary shares under the Share Incentive Plan, and as such the 15,000,000 ordinary shares are not included in the Company’s calculation of weighted average shares outstanding.

On September 8, 2020 and November 1, 2020, awards for 1,435,000 and 2,560,730 shares, respectively, were granted by the Company to its executives, employees and consultants.

On May 31, 2021, 3,348,483 awarded shares were granted by the Company to its executives, employees and consultants.

On October 1, 2021, 412,000 awarded shares were granted by the Company to its executives, employees and consultants.

On January 1, 2022, 83,500 options were granted to certain new employees; 376,172 options were granted to certain employees and managers for outstanding performance.

On April 1, 2022, 1,077,800 options were granted to certain new employees, promoted employees and senior managers; 33,336 options were granted to three consultants.

On July 1, 2022, 207,200 options were granted to five new employees.

On October 1, 2022, 179,200 options were granted to five new employees.

On April 2023, 352,500 options were granted to the employees with an exercise price of $2.20 under the 2020 Share Incentive Plan.

On April 2023, the Group adopted the 2023 Share Incentive Plan, which is effective upon the completion of this offering. The maximum aggregate number of ordinary shares that may be issued under this 2023 Share Incentive Plan is 15,000,000, including any reserved and issued share under the 2020 Share Incentive Plan.

On December 6, 2023, 121,200 options were granted to certain new employees; 25,414 options were granted to certain employees and managers for outstanding performance.

19.	SHARE INCENTIVE PLAN (continued)

Accordingly, the Group measured the fair value of the awards as of the grant date and recognizes the amount as a compensation expense over the vesting period for each separately vesting portion of the awards.

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
		Exercise	Grant Fair	Contractual	intrinsic
	Number of	Price	Value	Life	value
	awards	$ per share	$ per share	(in years)	$
Balances, January 1, 2022	7,635,444	1.72	1.36	9.11	26,950
Options granted	1,957,208	2.20	3.56	9.26
Options forfeited/cancelled	(82,550)	2.11	2.68	8.79
Options exercised	—	—	—	—
Balances, December 31, 2022	9,510,102	1.82	1.79	8.34	41,218
Options granted	499,114	2.20	4.47	9.49
Options forfeited/cancelled	(50,116)	2.30	5.36	9.51
Options exercised	—	—	—	—
Balances, December 31, 2023	9,959,100	1.83	1.91	7.44	11,596
Vested but not exercisable as of December 31, 2022	4,980,069	1.59	1.15	8.00
Vested but not exercisable as of December 31, 2023	5,400,955	1.75	1.69	7.28

As of December 31, 2022 and 2023, there were 15,000,000 and 15,000,000 shares reserved for the option plan and there were 5,489,898 and 5,040,900 shares available for issuance, respectively.

The fair value of the award granted during the years ended December 31, 2022 and 2023 were $ 6,913 and $2,231. The Group recognized share-based payment expenses of $6,082 and $4,330, respectively, during the years ended December 31, 2022 and 2023.

The fair value of awards granted during the Relevant Periods was estimated as of the grant date using a binomial option-pricing model, taking into account the terms and conditions upon which the awards were granted. The following table lists the inputs to the model used:

	Jan 1,	Apr 1,	July 1,	Oct 1,	Apr 21,	Dec 6,
	2022	2022	2022	2022	2023	2023
Dividend yield (%)	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (%)	48.73	48.78	48.88	48.82	49.68	49.90
Risk-free interest rate (%)	1.66	2.52	3.03	3.98	3.98	4.30
Expected life of options (year)	10.00	10.00	10.00	10.00	10.00	10.00

As of December 31, 2022 and 2023, the Company had 9,510,102 and 9,959,100 awards outstanding under the Share Incentive Plan, respectively. The exercise in full of the outstanding awards would, under the present capital structure of the Company, result in the issue of 9,510,102 and 9,959,100, respectively, additional ordinary shares of the Company and additional share capital of $1.0 and $1.0 (before issue expenses), respectively.